Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of non-cash investing and financing activities
Mortgages and liabilities assumed from acquisitions	$ 137.8	$ 0	$ 0
Consolidation of the net assets (excluding mortgages as disclosed below) of previously unconsolidated joint ventures	87.8		136.6
Mortgages assumed of previously unconsolidated joint ventures	50.1		82.8
Deconsolidation of net assets from the adoption of ASC 810		20.2
Reduction of non-controlling interests from the adoption of ASC 810		12.4
Deconsolidation of net assets	5.0	15.2
Reduction of non-controlling interests due to deconsolidation of Mervyns Joint Venture		3.9
Foreclosure of note receivable and transfer of collateral		19.0
Equity derivative liability affiliate	74.3
Dividends declared, not paid	29.1	12.1	11.0
Dividends paid in common shares			50.8
Redemption of interest in a joint venture			$ (27.9)